American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP BALANCED FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the second paragraph on page 11 of prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23902   0103

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP CAPITAL APPRECIATION FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the second paragraph on page 10 of prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23903   0103

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INCOME & GROWTH FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the second paragraph on page 10 of prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23904   0103

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the second paragraph on page 10 of prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23905   0103

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP VALUE FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the second paragraph on page 10 of prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23906   0103